[LOGO] CRAFund
                                        ADVISORS

Dear Shareholder,

After a whirlwind of excitement surrounding the events of our start-up year, one might have expected our sophomore year to slip by without much ado. However, the first half of the fiscal year (from June 1, 2000 through November 30, 2000) brought a whole new series of positive milestones that shone brighter than any of us could have imagined.

I am proud to report that your investments in the CRA Qualified Investment Fund generated calendar year 2000 total returns of 10.67%** and a total return of 9.07%** since inception (8/31/99) through December 31, 2000. With the Federal Reserve Chairman's announcement to reduce interest rates and with the ongoing election questions finally answered, we anticipate continued vitality in the bond markets.

In addition to competitive yields and high returns, the Fund also performed in meeting the goals of the Community Reinvestment Act (CRA). For the six-month period, the Fund invested more than $20 million into community development activities on behalf of our shareholder institutions. The Fund has invested in whole or in part in securities that support affordable home ownership, job creation and retention, and affordable healthcare. We believe the Fund made an impact throughout America's most needy communities.

Bank-investors seeking credit in meeting the requirements of their CRA exams saw the Fund put to its real-world challenge when investing institutions were reviewed by CRA regulators. In a performance evaluation, a bank examiner referred to the Fund as "innovative."

More investors came on board during the past six months than in any other period for the Fund. And new selling agreements with financial services firms meeting the needs of institutional investors promise to increase the investor base even more significantly in the coming months. This new infusion of capital will add greater efficiency to the Fund's activities and offer investors greater opportunities in terms of the range and scale of available investments.

For the coming period, we look forward to continued performance on your behalf. We appreciate your trust and look forward to working with you.

Sincerely,


Todd Cohen
President, CRAFund Advisors


*This letter is intended for the CRA Qualified Investment Fund's shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the current Fund prospectus.

**Total return figures represent past performance and do not indicate future results, which will vary. These returns assume reinvestment of all distributions at net asset value. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

--------------------------------------------------------------------------------
             17130 Arvida Parkway o Suite 1A o Weston, Florida 33326
        Toll-Free: (877) CRA-1977 o Fax: (954) 217-0769 o www.crafund.com

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
THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                    NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------

                                                                                    PRINCIPAL         VALUE
                                                                                    ---------         -----
AGENCY OBLIGATIONS -- 79.04%

   Federal Home Loan Mortgage Corp., Pool #C389920, 6.50%, 12/01/29
   (10/27/00, cost $ 1,321,209 )                                                    1,366,153       1,329,286
   Federal Home Loan Mortgage Corp., Pool #B30844, 7.00%, 02/01/30
   (02/07/00, cost $ 265,239)                                                         273,879         271,429
   Federal Home Loan Mortgage Corp., Pool #B30917, 7.00%, 07/01/30 +
   (08/11/00, cost $ 789,741)                                                         800,655         795,995
   Federal Home Loan Mortgage Corp., Pool #B30918, 7.50%, 08/01/30 +
   (08/11/00, cost $ 421,419)                                                         416,354         421,001
   Federal Home Loan Mortgage Corp., Pool #B30934, 7.50%, 08/01/30 +
   (09/14/00, cost $ 440,793)                                                         440,228         444,867
   Federal Home Loan Mortgage Corp., Pool #B30933, 7.50%, 09/01/30 +
   (09/14/00, cost $ 359,338)                                                         358,623         362,626
   Federal Home Loan Mortgage Corp., Pool #B30919, 8.00%, 08/01/30 +
   (08/11/00, cost $ 613,293)                                                         601,804         616,485
   Federal National Mortgage Association, Pool #382927, 7.31%, 12/01/29 +
   (11/17/00, cost $ 251,250)                                                         250,000         252,266
   Federal National Mortgage Association, Pool #382592, 7.60%, 09/01/18 +
   (07/24/00, cost $ 503,438)                                                         499,415         516,426
   Federal National Mortgage Association, Pool #382284, 7.92%, 03/01/18 +
   (05/11/00, cost $ 495,988)                                                         497,634         531,536
   Federal National Mortgage Association, Pool #382470, 8.14%, 07/01/18 +
   (05/25/00, cost $ 951,911)                                                         936,951       1,003,416
   Government National Mortgage Association, Pool #465598, 7.745%, 10/15/35 +
   (08/25/00, cost $ 288,400)                                                         279,878         292,910
   Government National Mortgage Association, Pool #533830, 7.85%, 11/15/35 +
   (11/06/00, cost $ 3,134,531)                                                     3,000,000       3,170,625
   Government National Mortgage Association, Pool #514702, 8.25%, 12/15/32
   (06/20/00, cost $ 1,965,332)                                                     1,832,831       1,958,599
   Government National Mortgage Association, Pool #492249, 8.50%, 12/15/27
   (01/20/00, cost $ 1,148,087)                                                     1,072,377       1,161,072
    FHA Project Loan, Loan#031-43178, 8.40%, 05/01/30 +
   (08/31/00, cost $ 2,107,500)                                                     1,998,741       2,098,741
                                                                                                 ------------
   TOTAL AGENCY OBLIGATIONS (COST $ 14,955,090)                                                    15,227,281
                                                                                                 ------------

+ Securities for which market quotations are not readily available are valued by or at the direction of the Board of Trustees. Parenthetical disclosure includes the acquisition date and cost of the security. The total fair value of such securities at November 30, 2000 is $10,778,323 which represents
   55.95% of total net assets.

                       See notes to financial statements.

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
THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     NOVEMBER 30, 2000
-------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS -- 16.38%

   Alabama Incentives Finance Authority Series B, 7.75%, 10/01/19                     750,000         780,525
   Desert Hot Springs California Redevelopment Agency, 6.80%, 09/01/08              1,210,000       1,204,800
   Massachusetts State Development Finance Agency, 9.00%, 06/20/31                    250,000         265,625
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.38%, 08/01/05                  225,000         226,622
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.72%, 08/01/09                  225,000         226,411
   Utica NY Urban Renewal Agency Note Series 1992-A, 7.90%, 08/01/12                  450,000         451,659
                                                                                                 ------------
   TOTAL MUNICIPAL BONDS (COST $ 3,104,223)                                                         3,155,642
                                                                                                 ------------

SHORT-TERM INVESTMENTS --1.48%

   Evergreen Money Market Trust Institutional Shares                                  284,928         284,928
                                                                                                 ------------
   TOTAL SHORT-TERM INVESTMENTS (COST $284,928)                                                       284,928
                                                                                                 ------------

TOTAL INVESTMENTS (COST $18,344,241) -- 96.90%                                                     18,667,850
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.10%                                                        596,305
                                                                                                 ------------
NET ASSETS -- 100%                                                                               $ 19,264,155
                                                                                                 ============

                       See notes to financial statements.

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THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                NOVEMBER 30, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at market (identified cost $18,344,241)          $ 18,667,850
     Receivables:
         Interest                                                       194,605
         Investments sold                                               748,956
         Due from Advisor                                                25,854
                                                                   ------------
                Total assets                                         19,637,265
                                                                   ------------

LIABILITIES:
     Payables:
         Investment securities purchased                                252,671
         Accrued distribution fees                                       24,836
         Distributions payable                                           53,768
         Accrued expenses                                                41,835
                                                                   ------------
                         Total liabilities                              373,110
                                                                   ------------

NET ASSETS                                                         $ 19,264,155
                                                                   ============

NET ASSETS CONSIST OF:
         Paid-in Capital                                           $ 18,978,760
         Accumulated realized loss on investments                       (38,214)
         Net unrealized appreciation on investments                     323,609
                                                                   ------------

Net Assets (Unlimited shares of no par value
  authorized; 1,899,877 shares outstanding)                        $ 19,264,155
                                                                   ============

Net Asset Value and offering price per share                       $      10.14
                                                                   ============

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED NOVEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                      $    479,782
                                                                   ------------
         Total investment income                                        479,782
                                                                   ------------

EXPENSES:
     Investment advisory fees                                            32,394
     Accounting and administration fees                                  20,000
     Transfer agency fees                                                10,000
     Professional fees                                                   14,199
     Custodian fees                                                       1,501
     Trustee fees                                                        30,000
     Printing expense                                                     5,600
     Distribution fees                                                   16,197
     Other                                                                2,891
                                                                   ------------
     Total expenses before fee waivers                                  132,782
         Fees waived and expenses reimbursed by Advisor                 (68,141)
                                                                   ------------
         Total net expenses                                              64,641
                                                                   ------------

     Net investment income                                              415,141
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on investments                                   (13,953)
     Net change in unrealized appreciation on investments               455,228
                                                                   ------------
                                                                        441,275
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    856,416
                                                                   ============

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                               FOR THE PERIOD
                                                                    ENDED
                                                              NOVEMBER 30, 2000
                                                                 (UNAUDITED)
                                                               --------------
Increase in Net Assets
Operations:
     Net investment income                                     $      415,141
     Net realized loss on investments                                 (13,953)
     Net change in unrealized appreciation
        (depreciation) on investments                                 455,228
                                                               --------------
Net increase in net assets resulting from operations                  856,416
                                                               --------------

Distributions to shareholders from:
     Net investment income                                           (414,870)
                                                               --------------

Increase in net assets from Fund share transactions(Note 2)         9,113,432
                                                               --------------

Increase in net assets                                              9,554,978

NET ASSETS:
     Beginning of period                                            9,709,177
                                                               --------------
     End of period                                             $   19,264,155
                                                               ==============

*  The investment portfolio commenced operations on August 30, 1999.

                       See notes to financial statements.

THE COMMUNITY REINVESTMENT ACT
QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data (For a Share Outstanding Throughout Each Period)
--------------------------------------------------------------------------------
                                                FOR THE PERIOD
                                                     ENDED        FOR THE PERIOD
                                               NOVEMBER 30, 2000       ENDED
                                                  (UNAUDITED)      MAY 31, 2000*
                                                 ------------      ------------
Net Asset Value, Beginning of Period             $       9.77      $      10.00
                                                 ------------      ------------

INVESTMENT OPERATIONS:
   Net investment income                                 0.30              0.36
   Net realized and unrealized loss on
      investments                                        0.37             (0.23)
                                                 ------------      ------------
        Total from investment operations                 0.67              0.13
                                                 ------------      ------------

Distributions:
   From net investment income                           (0.30)            (0.36)
                                                 ------------      ------------

NET ASSET VALUE, END OF PERIOD                   $      10.14      $       9.77
                                                 ============      ============

TOTAL RETURN                                             9.07%             1.30%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)          $     19,264      $      9,709
   Ratio of expenses to average net assets:
        Before expense reimbursement                     2.04% 1           8.02%
        After expense reimbursement                      1.00% 1           1.00%
   Ratio of net investment income
     to average net assets:
        Before expense reimbursement                     5.33% 1           2.39%
        After expense reimbursement                      6.38% 1           6.33%
   Portfolio turnover rate                              55.28%            98.58%

*  The investment portfolio commenced operations on August 30, 1999.
1  Annualized

                       See notes to financial statements.

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THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Community Reinvestment Act Qualified Investment Fund (the "Fund") was organized as a Delaware business trust on January 15, 1999. The Fund is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company. The Fund is a non-diversified fund. The Fund is organized to offer a single class of shares of beneficial interest. The initial capitalization of the Fund, $100,000, was provided on June 3, 1999 by CRAFund Advisors, Inc., (the "Advisor"). The Fund commenced investment operations on August 30, 1999.

     The  costs   incurred  in  connection   with  the   organization,   initial
registration and public offering of shares have been paid by the Advisor. Accordingly, no organizational costs have been recorded by the Fund.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith as reviewed by the Board of Trustees. Short-term obligations having a maturity of 60 days or less are valued at amortized cost or original cost plus accrued interest, which the Board of Trustees believes represents fair market value. Discounts and premiums on debt securities are amortized to income over their prospective lives, using the interest method.

REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements from broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the repurchase agreements or has proper evidence of book entry receipt of the securities. In a repurchase agreement, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All repurchase agreements entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the Fund's investment.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis. Due to the non-diversified status of the Fund, securities held in certain issues could represent a concentration of credit risk.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2000
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Cost of securities for tax purposes is substantially the same as for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distribution are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

USE OF ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 - CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the period ended November 30, 2000 were as follows:

                                                SHARES           AMOUNT
                                             ------------     ------------
     Shares sold ........................         891,032     $  8,961,459
     Shares reinvested ..................          15,157          151,973
                                             ------------     ------------

     Net Increase .......................         906,189     $  9,113,432
                                             ------------     ------------

Transactions in shares of the Fund for the period ended May 31, 2000 were as follows:

                                                SHARES           AMOUNT
                                             ------------     ------------
     Shares sold ........................         999,875     $  9,924,088
     Shares reinvested ..................           9,498           93,488
     Redeemed ...........................         (25,685)        (252,248)
                                             ------------     ------------

     Net Increase .......................         983,688     $  9,765,328
                                             ============     ============

NOTE 3 - INVESTMENT TRANSACTIONS

The  aggregate  purchases  and  sales  of  investments,   excluding   short-term
investments, by the Fund for the period ended November 30, 2000, were as follows:

          Purchases:
               U.S. Government ..........    $          0

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THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2000
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT TRANSACTIONS (CONTINUED)


               Other ....................      17,124,338
          Sales:
               U.S. Government ..........               0
               Other ....................       6,828,238

     At November 30, 2000, gross unrealized appreciation (depreciation) of investments for tax purposes were as follows:

          Appreciation ..................    $    336,463
          Depreciation ..................         (12,854)
                                             ------------
          Net appreciation on investments    $    323,609
                                             ============

NOTE 4 - ADVISORY FEES

The Fund has entered into an Advisory Agreement with CRAFund Advisors, Inc., a registered investment advisor, to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.50% as applied to the Funds' daily net assets. For the period ended November 30, 2000, the Advisor voluntarily waived their advisory fees which amounted to $32,394.

     The Fund has adopted a distribution plan (the "Plan"), pursuant to Rule 12b-1 under the Act which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Fund will reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets. For the period ended November 30, 2000, the Funds' accrual for distribution expenses was $16,197.

     For the period ended November 30, 2000 the Advisor voluntarily agreed to reimburse the Fund to the extent total annualized expenses exceed 1.00% of the Fund's average daily net assets. For the period ended November 30, 2000, the Fund incurred $35,747 of expenses (other than advisory) reimbursable by the Advisor.

     Certain trustees and officers of the Fund are affiliated with the Advisor.

NOTE 5 - SUBSEQUENT EVENT - OTHER RELATED PARTY TRANSACTIONS -
CHANGE OF DISTRIBUTOR

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THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
SEMI-ANNUAL REPORT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      NOVEMBER 30, 2000
--------------------------------------------------------------------------------

Declaration Distributors, Inc. (the "Distributor") serves as the Fund's sole distributor and underwriter. Prior to December 15, 2000, SunCoast Capital Group, Ltd. ("SunCoast") served as the Fund's sole distributor and underwriter.

NOTE 6 - RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

     At a Special Meeting of Shareholders of the Fund held on October 2, 2000, shareholders of the Fund approved a sub-advisory agreement between CRAFund Advisors, Inc. and UBAN Associates, Inc. ("UBAN") with respect to the Fund. As of the date of this report, UBAN has not begun to serve as sub-adviser to the Fund.

     The results of the shareholder vote were as follows:

     FOR                  AGAINST        ABSTAIN
     ----                 -------        -------
     887,151.010             0               0